NOTE 4 - ACQUISITIONS - Unaudited Pro Forma Results of Operations (Details) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues	$ 23,699,716		$ 64,702,018	$ 16,128,367		$ 44,910,006	$ 43,119,027	$ 30,325,978	$ 64,702,018	$ 44,910,006
Cost of revenues	22,853,442		63,168,303	16,083,802		43,947,654	41,788,693	29,794,043	63,168,303	43,947,654
Gross profit	846,274		1,533,715	44,565		962,352	1,330,334	531,935	1,533,715	962,352
Operating expenses
Operating loss	(298,178)		(2,983,916)	(1,164,602)		(3,212,015)	(803,616)	(2,175,343)	(2,983,916)	(3,212,015)
Other expense	12,721		$ (880,085)	42,230		$ (3,487,315)	(6,572)	(825,518)	(880,085)	(3,487,315)
Net loss attributed to stockholders of iQSTEL Inc.	$ (351,180)	$ (554,970)		$ (987,376)	$ (1,942,391)		(906,150)	(2,929,767)	$ (3,837,773)	$ (6,573,891)
Pro Forma Acquisitions [Member]
Business Acquisition [Line Items]
Revenues							47,228,496	38,791,210
Cost of revenues							46,061,883	37,528,152
Gross profit							1,166,613	1,263,058
Operating expenses
Operating loss							(1,899,766)	(2,064,652)
Other expense							(6,572)	(825,518)
Net loss attributed to stockholders of iQSTEL Inc.							$ (1,906,338)	$ (2,890,170)